2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Principal balances on non-accrual loans

Loan Class	December 31, 2014	December 31, 2013

Consumer Loans ...........................................	$ 23,124,540	$ 33,680,602
Real Estate Loans .........................................	919,600	969,149
Sales Finance Contracts ................................	739,009	816,196
Total .......................................................	$ 24,783,149	$ 35,465,947